TD Waterhouse Family of Funds, Inc.
100 Wall Street
New York, New York 10005

January 2, 2004

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: TD Waterhouse Family of Funds, Inc. File Nos. 33-96132 and 811-9086 Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, TD Waterhouse Family of Funds, Inc. (the “Company”) certifies that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497, would not have differed from that contained in Post-Effective Amendment No. 13 to the Company's Registration Statement on Form N-1A that was filed electronically with the Securities and Exchange Commission on December 30, 2003.

Please call the undersigned at (617) 824-1345 if you have any questions with respect to this certification.

Sincerely,

/s/ Thomas J. Reyes
Thomas J. Reyes
Vice President and Secretary